Contact:
Derek Klein
Account Administrator
651-495-3839
September 15, 2008
derek.klein@usbank.com
Original
Beginning
Principal
Interest
Total
Ending
% of
Class
Face Value
Balance
Distribution
Distribution
Distribution
Balance
Original
A-1 $67,900,000.00 $58,241,739.56 $8,404,054.03 $146,271.59 $8,550,325.62 $49,837,685.53 73.39865321060
A-2a $58,200,000.00 $58,200,000.00 $0.00 $207,095.00 $207,095.00 $58,200,000.00 100.00000000000
A-2b $24,000,000.00 $24,000,000.00 $0.00 $74,748.85 $74,748.85 $24,000,000.00 100.00000000000
A-3a $50,400,000.00 $50,400,000.00 $0.00 $231,000.00 $231,000.00 $50,400,000.00 100.00000000000
A-3b $46,000,000.00 $46,000,000.00 $0.00 $172,976.97 $172,976.97 $46,000,000.00 100.00000000000
A-4a $32,880,000.00 $32,880,000.00 $0.00 $168,510.00 $168,510.00 $32,880,000.00 100.00000000000
A-4b $30,000,000.00 $30,000,000.00 $0.00 $120,561.07 $120,561.07 $30,000,000.00 100.00000000000
B $23,384,000.00 $23,384,000.00 $0.00 $131,535.00 $131,535.00 $23,384,000.00 100.00000000000
C $16,189,000.00 $16,189,000.00 $0.00 $95,919.83 $95,919.83 $16,189,000.00 100.00000000000
Certificates N/A $0.00 $0.00 $1,534.35 $1,534.35 $0.00 N/A
Total $348,953,000.00 $339,294,739.56 $8,404,054.03 $1,350,152.66 $9,754,206.69 $330,890,685.53 94.82385465378
AMOUNTS PER $1,000 UNIT
Principal
Interest
Total
Ending
Class
Cusip
Distribution
Distribution
Distribution
Balance
Interest Rate
Next Rate
A-1 590168 AA8 $123.77104610 $2.15422077 $125.92526686 $733.98653211 2.91653% 2.91653%
A-2a 590168 AB6 $0.00000000 $3.55833333 $3.55833333 $1,000.00000000 4.27000% 4.27000%
A-2b 590168 AC4 $0.00000000 $3.11453542 $3.11453542 $1,000.00000000 3.61688% 3.63750%
A-3a 590168 AD2 $0.00000000 $4.58333333 $4.58333333 $1,000.00000000 5.50000% 5.50000%
A-3b 590168 AE0 $0.00000000 $3.76036891 $3.76036891 $1,000.00000000 4.36688% 4.38750%
A-4a 590168 AF7 $0.00000000 $5.12500000 $5.12500000 $1,000.00000000 6.15000% 6.15000%
A-4b 590168 AG5 $0.00000000 $4.01870233 $4.01870233 $1,000.00000000 4.66688% 4.68750%
B 590168 AH3 $0.00000000 $5.62500000 $5.62500000 $1,000.00000000 6.75000% 6.75000%
C 590168 AJ9 $0.00000000 $5.92500031 $5.92500031 $1,000.00000000 7.11000% 7.11000%
Certificates N/A N/A N/A N/A N/A N/A N/A

Monthly Statement to Noteholders
MERRILL AUTO TRUST SECURITIZATION
SERIES 2008-1
Distribution Date:

Contact:
Derek Klein
Account Administrator
651-495-3839
September 15, 2008
derek.klein@usbank.com
Monthly Statement to Noteholders
MERRILL AUTO TRUST SECURITIZATION
SERIES 2008-1
Distribution Date:
Collection Period # 2
Collection Period Beginning Date August 1, 2008
Collection Period End Date August 31, 2008
Distribution Date September 15, 2008
I. Available Amounts
A. Credits
1. Payments from Obligors Applied to Collection Period
a. Scheduled Principal Payments $5,831,248.73
b. Prepaid Principal Payments $3,046,477.43
c. Total Principal Payments $8,877,726.16
d. Interest Payments $1,219,363.22
e. Total (c+d) $10,097,089.38
2. Purchase Amounts from Purchased Receivables
a. Principal Payments $0.00
b. Interest Payments $0.00
c. Total (a+b) $0.00
3. Recovery of Defaulted Receivables
a. Aggregate Amount of Defaulted Receivables $138,494.80
b. Liquidation Proceeds Allocated to Principal $65,894.19
c. Liquidation Proceeds Allocated to Interest $0.00
d. Recoveries Allocated to Principal $0.00
e. Recoveries Allocated to Interest $138.58
f. Net Principal Loss $99,680.63
g. Total (b+c+d+e) $66,032.77
4. Payment for Optional Prepayment at Call Date $0.00
5. Receivables Servicer Fees ($238,297.60)
6. Administrator Fees ($79,432.53)
7. Total Credits (sum 1 through 6) $9,845,392.02
B. Total Collections
1. Available Interest Collections $901,771.67
2. Available Principal Collections $8,943,620.35
3. Net Swap Receipts $0.00
4. Total Collections (1+2+3) $9,845,392.02
II. Receivable Pool Balance
A. Pool Balance as of the Cut-off Date $391,005,553.01
B. Pool Balance as of the Beginning of the Collection Period $381,276,165.99
C. Pool Balance as of the End of the Collection Period $372,232,865.01
D. Aggregate Cut-off Date Adjusted Principal Balance $359,748,302.00
E. Adjusted Principal Balance as of the Beginning of the Collection Period $351,206,622.75
F. Adjusted Principal Balance as of the End of the Collection Period $343,329,767.91
G. Pool Factor as of end of Collection Period 0.951988692
H. Defaulted Account Balance as of the Beginning of the Collection Period $39,003.11
I. Defaulted Account Balance as of the End of the Collection Period $45,664.51
III. Summary of Cash Disbursements
Total Available Collections $9,845,392.02
Required Withdrawals from the Reserve Account $0.00
A. Master Servicing Fee and Owner Trustee Fee $9,849.63
B. Excess Indenture Trustee, Securities Administrator, Owner Trustee and Administrator Fees $0.00
C. Net Swap Payments $82,870.05
D. Total Class A Interest Payment $1,121,163.48
E. First Allocation of Principal $0.00
F. Class B Interest Payment $131,535.00
G. Second Allocation of Principal $0.00
H. Class C Interest Payment $95,919.83
I. Deposit to Reserve Account $0.00
J. Regular Allocation of Principal $8,404,054.03
K. Remaining Available Collections Released to Certificateholder $1,534.35

Contact:
Derek Klein
Account Administrator
651-495-3839
September 15, 2008
derek.klein@usbank.com
Monthly Statement to Noteholders
MERRILL AUTO TRUST SECURITIZATION
SERIES 2008-1
Distribution Date:
IV. Reserve Account
A. Beginning Balance $899,371.00
B. Investment Income $1,534.35
C. Amount Deposited from the Collection Account $0.00
D. Required Withdrawal to Be Deposited in the Collection Account $0.00
E. Amounts Released to Certificateholders $1,534.35
F. Reserve Account Ending Balance (A+B+C-D-E) $899,371.00
V. Accrued Note Interest Distribution
Beginning Interest on
Ending
Interest Interest Interest Interest Interest
Monthly Carryover Carryover Distributable Distributable Carryover
Class Rate Interest Shortfall Shortfall Amount Amount Paid Shortfall
A-1 2.91653% $146,271.59 $0.00 $0.00 $146,271.59 $146,271.59 $0.00
A-2a 4.27000% $207,095.00 $0.00 $0.00 $207,095.00 $207,095.00 $0.00
A-2b 3.61688% $74,748.85 $0.00 $0.00 $74,748.85 $74,748.85 $0.00
A-3a 5.50000% $231,000.00 $0.00 $0.00 $231,000.00 $231,000.00 $0.00
A-3b 4.36688% $172,976.97 $0.00 $0.00 $172,976.97 $172,976.97 $0.00
A-4a 6.15000% $168,510.00 $0.00 $0.00 $168,510.00 $168,510.00 $0.00
A-4b 4.66688% $120,561.07 $0.00 $0.00 $120,561.07 $120,561.07 $0.00
B 6.75000% $131,535.00 $0.00 $0.00 $131,535.00 $131,535.00 $0.00
C 7.11000% $95,919.83 $0.00 $0.00 $95,919.83 $95,919.83 $0.00
VI. Summary of Principal Distributions
A. First Allocation of Principal $0.00
B. Second Allocation of Principal $0.00
C. Regular Allocation of Principal $8,404,054.03
D. Total Principal Distributions $8,404,054.03
Class A Principal Payment Amount $8,404,054.03
Class B Principal Payment Amount $0.00
Class C Principal Payment Amount $0.00
VII. Overcollateralization Amount
A. Initial Overcollateralization Amount $10,795,302.00
B. Current Overcollateralization Amount $12,439,082.38
C. Target Overcollateralization Amount $18,883,137.24
VIII. Delinquency and Default Information
A. Delinquency Information
Delinquency Count Principal
0-29 days 19,538 $369,044,699.25
30-59 days 111 $2,384,893.61
60-89 days 27 $545,251.94
90+ days 8 $192,524.29
Repossessed Vehicles 3 $65,495.92
Total 19,687 $372,232,865.01
B. Delinquency Ratio ( >= 60 days)
1. Outstanding Principal Balance of 60+ Delinquencies $737,776.23
2. Principal Balance as of the End of the Collection Period $372,232,865.01
3. Delinquency Ratio (1/2) 0.20%
4. Delinquency Ratio for Prior Collection Period 0.10%
5. Delinquency Ratio for 2 Collection Periods Prior 0.00%
6. Average Delinquency Ratio ((sum 3 through 5) / 3) 0.15%

Contact:
Derek Klein
Account Administrator
651-495-3839
September 15, 2008
derek.klein@usbank.com
Monthly Statement to Noteholders
MERRILL AUTO TRUST SECURITIZATION
SERIES 2008-1
Distribution Date:
C. Defaulted Receivables
1. Principal Balance of Receivables which became Defaulted Receivables in current Collection Period $138,494.80
2. Principal Balance of Receivables which became Defaulted Receivables in current Collection Period as % of Pool Balance 0.04%
3. Number of Receivables which became Defaulted Receivables in current Collection Period 6
4. Cumulative Principal Balance of Defaulted Receivables since inception $216,578.15
5. Cumulative Principal Balance of Defaulted Receivables since inception as % of Cut-Off Date Pool Balance 0.06%
6. Cumulative Number of Defaulted Receivables since inception 10
IX. Aggregate Portfolio Average Monthly Net Loss Rate
1. Pool Balance as of the Cut-off Date $391,005,553.01
2. Net Losses during Collection Period $99,680.63
3. Pool Balance as of the Beginning of the Collection Period $381,276,165.99
4. Monthly Net Loss Ratio (2 / 3) 0.03%
5. Cumulative Net Principal Loss $147,883.20
6. Cumulative Net Loss Ratio (5 / 1) 0.04%
A. Monthly Net Loss Ratio for 2 Collection Periods Prior 0.00%
B. Monthly Net Loss Ratio for Prior Collection Period 0.01%
C. Monthly Net Loss Ratio for Current Collection Period 0.03%
D. Rolling 3 Month Monthly Net Loss Ratio ((sum A through C) / 3) 0.02%
X. Aggregate Portfolio Information
A. Weighted Average APR 3.97%
B. Weighted Average Remaining Term 55.2
C. Weighted Average Original Term 64.3
D Monthly Prepayment Speed (% ABS) 0.79%
E. Life to Date Prepayment Speed (% ABS) 0.41%
XI. Individual Pool Information
CenterOne
Pool Balance as of the Cut-off Date ($) $391,005,553.01
Pool Balance as of the End of the Collection Period ($) $372,278,529.52

Original Weighted Average APR
3.96%
Weighted Average APR at end of Collection Period 3.97%

Original Weighted Average Remaining Term (months)
56.8
Weighted Average Remaining Term at end of Collection Period (months) 55.2

Original Weighted Average Original Term (months)
64.3